Income Taxes - Schedule of Changes in Net Deferred Income Tax Asset (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Balance at the beginning of the period	$ (9,720)	$ (1,016)	$ (2,063)
Deferred tax provision for the period	(311)	(8,218)	(5,660)
Deferred tax income net recorded in share of the profit of equity accounted investees	165	(67)	71
Acquisition of subsidiaries (see Note 4)	(316)	(367)	1,375
Unrealized loss on cash flow hedges	(445)	(83)	1,008
Exchange differences on translation of foreign operations	(1,762)	(1,472)	3,260
Remeasurements of the net defined benefit liability	543	131	(479)
Retained earnings of equity accounted investees	54	(38)	(224)
Cash flow hedges in foreign investments	310	(540)	(618)
Restatement effect of the period and beginning balances associated with hyperinflationary economies	438	1,689	2,314
Disposal of subsidiaries	387
Deconsolidation of subsidiaries		261
Balance at the end of the period	$ (10,657)	$ (9,720)	$ (1,016)